NOTE 1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (Quarterly Report, USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Quarterly Report
Depreciation Expense	$ 8,642	$ 14,400